May 5, 2005


VIA FEDERAL EXPRESS

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
450 5TH STREET, N.W.
Washington, D.C. 20549

Re:      Source Direct Holdings, Inc.
         Registration Statement on Form SB-2
         Courtesy Copies

Ladies and Gentlemen:

Enclosed for your convenience are two copies of a Registration Statement on Form SB-2 filed via EDGAR on May 5, 2005, by Source Direct Holdings, Inc.

Please contact me with any questions or comments.

Very truly yours,

DURHAM, JONES & PINEGAR

/s/ C. Parkinson Lloyd

C. Parkinson Lloyd

cpl/cn